Summary of Significant Accounting Policies - Ordinary Shares (Details) - USD ($)	Jul. 27, 2020	Mar. 31, 2021	May 29, 2020	Apr. 22, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Ordinary Shares
Authorized share capital			$ 100,000	$ 75,000
Number of shares authorized		500,000,000	500,000,000	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, par value		$ 0.0002	$ 0.0002	$ 0.00015	$ 0.0002	$ 0.0002	$ 0.0002
Ordinary shares outstanding	12,000,000	12,000,000	9,000,000	12,000,000	9,000,000
IPO
Ordinary Shares
Number of shares issued	3,000,000
Ordinary shares, par value	$ 0.0002
Offering price per share	$ 5.00